SUMMARIZED FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended	3 Months Ended								10 Months Ended	12 Months Ended
	Nov. 01, 2021	Jan. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Nov. 03, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Realized and unrealized gain (loss)												$ (113)	$ 1,632	$ (2,081)
Sales of retained ownership interests												4,717	4,145	417
Total revenues			$ 16,828	$ 14,470	$ 14,127	$ 12,675	$ 15,679	$ 14,230	$ 13,799	$ 12,761		58,100	56,469	58,025
Net earnings (loss)			2,213	165	(863)	(1,108)	(3,852)	1,467	(1,210)	(2,813)		407	(6,408)	5,546
Net earnings (loss) attributable to the Company			2,197	$ 161	$ (882)	$ (1,136)	(3,853)	$ 1,540	$ (1,207)	$ (2,817)		339	(6,337)	5,704
Unrealized gain (loss)												(40)	1,660	(1,671)
Current assets			58,384				59,889					58,384	59,889
Right-of-use operating lease assets			1,854				2,263					1,854	2,263
Other assets			16,876				23,155					16,876	23,155
Total assets			188,851				205,378					188,851	205,378
Current liabilities			49,428				45,270					49,428	45,270
Debt			20,320				30,781					20,320	30,781
Other			23,193				23,749					23,193	23,749
Total liabilities			153,938				172,032					153,938	172,032
Baker Hughes
Schedule of Equity Method Investments [Line Items]
Total revenues											$ 16,997	0		20,705
Gross Profit											3,276	0		3,199
Net earnings (loss)											(546)	0		(15,761)
Net earnings (loss) attributable to the Company											$ (407)	0		(9,940)
AerCap
Schedule of Equity Method Investments [Line Items]
Total revenues												6,627
Net earnings (loss)												(1,128)
Net earnings (loss) attributable to the Company												(1,132)
Right-of-use operating lease assets			54,611									54,611
Other assets			15,200									15,200
Total assets			69,811									69,811
Debt			47,350									47,350
Other			6,817									6,817
Total liabilities			54,167									54,167
Noncontrolling interests			77									77
Commercial Aerospace Joint Ventures
Schedule of Equity Method Investments [Line Items]
Total revenues												23,317	17,118	15,931
Gross Profit												312	284	359
Net earnings (loss)												249	(123)	327
Net earnings (loss) attributable to the Company												237	(140)	312
Current assets			13,328				8,845					13,328	8,845
Total assets			14,327				9,941					14,327	9,941
Current liabilities			12,828				8,435					12,828	8,435
Total liabilities			12,887				8,470					12,887	8,470
Noncontrolling interests			$ 153				147					$ 153	147
Baker Hughes
Schedule of Equity Method Investments [Line Items]
Remaining interest (in shares)			7.0									7.0
Equity securities, ownership percentage			1.00%									1.00%
Fair value of investment			$ 207				$ 4,010					$ 207	4,010
Realized and unrealized gain (loss)												912	938	(2,037)
Net after-tax gain (loss)												$ 702	$ 696	$ (1,562)
Share price (in dollars per share)			$ 29.53				$ 24.06					$ 29.53	$ 24.06	$ 20.85
Derivative gain (loss) on sale												$ 109	$ 129	$ (54)
Shares sold (in shares)		7.0										160.0	183.0	28.0
Sales of retained ownership interests		$ 216										$ 4,717	$ 4,145	$ 417
AerCap
Schedule of Equity Method Investments [Line Items]
Fair value of investment			$ 7,403				$ 8,287					$ 7,403	$ 8,287
Share price (in dollars per share)			$ 58.32				$ 65.42					$ 58.32	$ 65.42
Unrealized gain (loss)												$ (865)	$ 711	$ 0
Net after-tax unrealized gain (loss)												$ (1,052)	$ 711
AerCap | Discontinued operations | GECAS
Schedule of Equity Method Investments [Line Items]
Equity securities, ownership percentage	46.00%
Consideration, stock transaction (in shares)	111.5